Statement of Operations and Comprehensive Loss	8 Months Ended
Sep. 30, 2020 USD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 0
General and administrative expenses	483,910
Loss from operations	(483,910)
Other income
Interest income on cash and marketable securities held in Trust Account	38,760
Loss before provision for income taxes	(445,150)
Provision for income taxes	11,566
Net loss and comprehensive loss	(456,716)
Net loss attributable to common stockholders	$ (476,553)
Weighted-average common shares outstanding, basic and diluted | shares	5,920,089 [1]
Net loss per share common share, basic and diluted | $ / shares	$ (0.08)

[1]	This number excludes the 750,000 Founder Shares (as described in Note 4) that were forfeited because the over-allotment option was not exercised by the Underwriters.